Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables
Trade receivables include the following:

	Year ended December 31
in € thousand	2025	2024
Trade receivables	27,785	35,182
Contract assets	80	75
Less: loss allowance of receivables	(52)	(52)
TRADE RECEIVABLES, NET	27,813	35,205